Contract Liability (Tables)	12 Months Ended
Oct. 31, 2023
Contract Liability [Abstract]
Schedule of Contract Liability	Contract liability comprised of the following:
	October 31,	October 31,
	2023	2022
Customer deposit for car purchase	1,047,079	1,343,442
Total, net	1,047,079	1,343,442